Land Use Rights, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Land Use Rights [Line Items]
Amortization expenses of land use rights	$ 262	$ 162	$ 263
Future amortization expense next twelve months	1,971
Future amortization expense year two	1,353
Future amortization expense year three	629
Future amortization expense year four	239
Future amortization expense year five	206
Future amortization expense thereafter	181
Land use rights [Member]
Land Use Rights [Line Items]
Future amortization expense next twelve months	359
Future amortization expense year two	359
Future amortization expense year three	359
Future amortization expense year four	359
Future amortization expense year five	359
Future amortization expense thereafter	$ 12,194